CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 29, 2011
Operating activities:
Net income	$ 103
Adjustments:
Depreciation and amortization	103
Share-based compensation	8
Debt issuance costs amortization	20
Accretion of long-term debt	50
Change in fair value of interest rate cap	12
Loss on early extinguishment of debt	53
Changes in assets and liabilities:
Merchandise inventories	47
Prepaid expenses and other	(1)
Deferred income taxes	(28)
Accounts payable	36
Accrued interest	(4)
Accrued liabilities and other	31
Income taxes payable	16
Other long-term liabilities	(8)
Net cash provided by operating activities	438
Investing activities:
Business acquisition	(2)
Additions to property and equipment	(81)
Net cash used in investing activities	(83)
Financing activities:
Issuance of senior notes due 2018	794
Repayments on senior notes due 2014	(791)
Repayments on senior secured term loan facility	(228)
Borrowings on asset-based revolving credit facility	48
Payments on asset-based revolving credit facility	(48)
Payment of debt issuance costs	(34)
Change in cash overdraft	6
Net cash used in financing activities	(253)
Net increase in cash and equivalents	102
Cash and equivalents at beginning of period	217
Cash and equivalents at end of period	319
Supplemental Cash Flow Information:
Cash paid for interest	208
Cash paid for income taxes	64
Non-cash investing activity:
Contingent consideration liability	$ 4